Segment reporting	12 Months Ended
Sep. 30, 2019
Segment reporting
Segment reporting

Note 16 — Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company currently has three main products from which revenue is earned and expenses are incurred: Shiitake Mushroom, Mu Er Mushroom and other edible fungi and other agricultural products. The operations of these product categories have similar economic characteristics. In particular, the Company uses the same or similar production processes; sells to the same or similar type of customers and uses the same or similar methods to distribute these products. The resources required by these products share high similarity. Switching cost between different products is minimal. Production is primarily determined by sales orders received and market trend. Therefore, management, including the chief operating decision maker, primarily relies on the revenue data of different products in allocating resources and assessing performance. Based on management’s assessment, the Company has determined that it has only one operating segment and therefore one reportable segment as defined by ASC.

The following table presents revenue by major product categories (from third parties and related party) for the years ended September 30, 2019, 2018 and 2017, respectively:

	For the years ended September 30,
	2019	2018	2017

Shiitake	17,893,893	16,753,076	16,249,672
Mu Er	11,659,409	12,190,340	9,239,920
Other edible fungi and other agricultural products	1,288,573	875,672	1,176,009
Total	30,841,875	29,819,088	26,665,601

All of the Company’s long-lived assets are located in PRC. Majority of the Company’s products are sold in China. Geographic information about the revenues, which are classified based on customers, is set out as follows:

	For the years ended September 30,
	2019	2018	2017

Revenue from China	$28,735,306	$27,146,942	$24,121,216
Revenue from foreign countries	2,106,569	2,672,146	2,544,385
Total Revenue	$30,841,875	$29,819,088	$26,665,601